PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

		September 30,	December 31,
	Estimated Life	2022	2021

Office equipment	5 years	$29,041	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(8,431)	(3,292)
		$23,767	$28,046

Equipment consisted of the following as of:

		December 31,	December 31,
	Estimated Life	2021	2020

Office equipment	5 years	$28,181	$1,787
Computer equipment	3 years	3,157	287
Accumulated depreciation		(3,292)	(346)
		$28,046	$1,728